15. OTHER LONG-TERM ASSETS	12 Months Ended
Dec. 31, 2018
Other Long-term Assets
OTHER LONG-TERM ASSETS

15. OTHER LONG-TERM ASSETS

As at December 31,	2018	2017
Prepaid expenses	$991	$245
Deferred charges (Note 13)	753	1,153
Income tax recoverable	5,866	1,356
Other	302	302
Other long-term assets	$7,912	$3,056